TYPE>			13F-HR
<PERIOD>		09/30/07
<FILER>
CIK			0001034646
CCC			nyjrdm@8
</FILER>
<SRO>			NONE
<DOCUMENT-COUNT>	1
<SUBMISSION-CONTACT>
NAME			LOUISE ORZO
PHONE			212-317-0200
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	NICADV@AOL.COM

				13F-HR
			FORM 13F HOLDINGS REPORT

				UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				FORM 13F

				FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED September 30, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.)[ ] is a restatement.
				        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nicholas Advisors, Inc.
Address:	126 East 56 Street
		Suite 1510
		New York, NY 10022

13F File Number:  28-6218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Nancy J. O. Luburich
Title:  Chief Compliance Officer
Phone:  212-317-0200
Signature, Place, and Date of Signing:
Nancy J. O. Luburich, New York, NY, November 12, 2007


Report type (Check only one):

[X]	13F HOLDING REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:


Form 13 F Information Table Value Total: $157,254,780



				Form 13 F Information Table
				Title of		      Value	Shares/	Sh/  Put/     Invstmt	Other	Voting Authority
Name of Issuer			Class		CUSIP        (x$1000)	PRN AMT	PRN Call      Dscretn	Mngrs	Sole	Shared	None

Accenture, Ltd.			COM		G1150G111	2100	52175	SH		SOLE		52175	0	0
Aircastle Limited		COM		G0129K104	 241	 7200	SH		SOLE	 	7200	0	0
AllianceBernstein Holding LP	UNIT LTD PTNR	01881G106	2173	24675	SH		SOLE		24675	0	0
Allied Irish Banks PLC		SPON ADR	019228402	 698	14400	SH		SOLE		14400	0	0
Aluminum Corporation of China 	SPON ADR	022276109	 994	14200	SH		SOLE		14200	0	0
American Express Corp		COM		025816109	2087	35160	SH		SOLE		35160	0	0
American Science & Engineering	COM		029429107	 238	 3800	SH		SOLE		 3800	0	0
Apple Computer, Inc.		COM		037833100	2264	14750	SH		SOLE		14750	0	0
AT&T Inc.			COM		00206R102	3179	75135	SH		SOLE		75135	0	0
Automatic Data Processing, Inc	COM		053015103	1916	41715	SH		SOLE		41715	0	0
B&G Foods, Inc.			COM		05508R205	 797	42600	SH		SOLE		42600	0	0
Barclays PLC ADR		ADR		06738E204	 839	17250	SH		SOLE		17250	0	0
Barr Laboratories, Inc.		COM		068306109	2303	40462	SH		SOLE		40462	0	0
Basic Industries Select Sector	SBI MAT		81369Y100	1417	33660	SH		SOLE		33660	0	0
Boston Properties, Inc.		COM		101121101	 470	 4525	SH		SOLE		 4525	0	0
Bristol-Myers Squibb Co.	COM		110122108	1435	49780	SH		SOLE		49780	0	0
Bristow Group 5.50% Conv. Pfd.	PFD CV		110394400	 253	 4500	SH		SOLE		 4500	0	0
Brookdale Senior Living, Inc.	COM		112463104	 495	12425	SH		SOLE		12425	0	0
C.R. Bard, Inc.			COM		067383109	1393	15800	SH		SOLE		15800	0	0
Cadbury Schweppes PLC		ADR		127209302	2191	47100	SH		SOLE		47100	0	0
Canetic Resources Trust		COM		137513107	 728	47500	SH		SOLE		47500	0	0
Chesapeake Energy Corp. 4.50% 	PFD CV		165167842	 267	 2650	SH		SOLE		 2650	0	0
Chesapeake Energy Corporation	COM		165167107	1361	38600	SH		SOLE		38600	0	0
ChevronTexaco Corporation	COM		166764100	3147	33625	SH		SOLE		33625	0	0
Chipotle Mexican Grill, Inc.	CL B		169656204	1189	11110	SH		SOLE		11110	0	0
Cisco Systems Inc.		COM		17275R102	2627	79300	SH		SOLE		79300	0	0
CitiGroup			COM		172967101	2558	54800	SH		SOLE		54800	0	0
Comcast Corporation Class A Sp	CL A SPL	20030N200	1648	68787	SH		SOLE		68787	0	0
Costco Wholesale Corporation	COM		22160K105	2056	33500	SH		SOLE		33500	0	0
Covidien, Ltd.			COM		G2552X108	1189	28650	SH		SOLE		28650	0	0
CVS/Caremark Corporation	COM		126650100	2419	61050	SH		SOLE		61050	0	0
Devon Energy Corporation	COM		25179M103	1751	21050	SH		SOLE		21050	0	0
Diageo PLC ADR			SPON ADR	25243Q205	1165	13275	SH		SOLE		13275	0	0
Disney (Walt) Co.		COM		254687106	2012	58500	SH		SOLE		58500	0	0
Dominion Resources Inc.		COM		25746U109	 801	 9500	SH		SOLE		 9500	0	0
Dow Chemical Company		COM		260543103	 775	18000	SH		SOLE		18000	0	0
Eagle Bulk Shipping, Inc.	COM		Y2187A101	 659	25600	SH		SOLE		25600	0	0
Eli Lilly & Co.			COM		532457108	4082	71697	SH		SOLE		71697	0	0
Energy Select Sector SPDR Fd	SBI INT FINL	81369Y506	 457	 6111	SH		SOLE		 6111	0	0
ENI S.p.A.			SPON ADR	26874R108	 489	 6625	SH		SOLE		 6625	0	0
Enterprise Products Partners L	COM		293792107	 684	22600	SH		SOLE		22600	0	0
Exxon Mobil Corporation		COM		30231G102	2080	22474	SH		SOLE		22474	0	0
Financial Select Sector SPDR F	SBI INT FINL	81369Y605	2116	61662	SH		SOLE		61662	0	0
First Energy Corp.		COM		337932107	 937	14800	SH		SOLE		14800	0	0
Fluor Corporation		COM		343412102	2338	16235	SH		SOLE		16235	0	0
Freeport-McMoRan Copper & Gold	PFD CONV	35671D782	 295	 1900	SH		SOLE		 1900	0	0
Garmin, Ltd.			ORD		G37260109	 501	 4200	SH		SOLE		 4200	0	0
General Electric Co.		COM		369604103	3004	72550	SH		SOLE		72550	0	0
Goldman Sachs Group, Inc.	COM		38141G104	1937	 8935	SH		SOLE		 8935	0	0
Hartford Financial Services Gr	COM		416515104	 423	 4575	SH		SOLE		 4575	0	0
HSBC Holdings			SPON ADR	404280406	 995	10750	SH		SOLE		10750	0	0
Idearc, Inc.			COM		451663108	1718	54597	SH		SOLE		54597	0	0
Inergy, L.P.			UNIT LTD PTNR	456615103	 474	15000	SH		SOLE		15000	0	0
Intel Corp.			COM		458140100	2172	83975	SH		SOLE		83975	0	0
iShares Dow Jones Transport	TRANS AVE IDX	464287192	 944	10890	SH		SOLE		10890	0	0
iShares MSCI EAFE Index Fd	MSCI EAFE IDX	464287465      21266	257486	SH		SOLE		257486	0	0
iShares MSCI Emerging Markets	MSCI EMERG MKT	464287234	5026	33630	SH		SOLE		33630	0	0
iShares MSCI Japan Index	MSCI JAPAN	464286848	 866	60369	SH		SOLE		60369	0	0
iShares Russell Midcap Index F	RUSSELL MIDCAP	464287499	2768	25584	SH		SOLE		25584	0	0
iShares S&P SmallCap 600 Index	S&P SMLCAP 600	464287804	1054	15114	SH		SOLE		15114	0	0
iSHR Nasdaq Biotechnology Inde	NASDQ BIO INDX	464287556	1345	16205	SH		SOLE		16205	0	0
J.P. Morgan Chase & Co.		COM		46625H100	1845	40265	SH		SOLE		40265	0	0
Kayne Anderson MLP Investment 	COM		486606106	 398	12650	SH		SOLE		12650	0	0
Kinder Morgan Management, LLC	SHS		49455U100	 947	20264	SH		SOLE		20264	0	0
Kraft Foods, Inc.		CL A		50075N104	1870	54200	SH		SOLE		54200	0	0
K-Sea Transportation Partners,	COM		48268Y101	 721	18500	SH		SOLE		18500	0	0
L-3 Communications Holdings, I	COM		502424104	2181	21350	SH		SOLE		21350	0	0
Macerich Company		COM		554382101	 571	 6525	SH		SOLE		 6525	0	0
Magellan Midstream Partners L.	COM		559080106	 560	14000	SH		SOLE		14000	0	0
Masco Corporation		COM		574599106	 626	27000	SH		SOLE		27000	0	0
McDonald's Corp.		COM		580135101	2344	43039	SH		SOLE		43039	0	0
MeadWestvaco Corporation	COM		583334107	 532	18000	SH		SOLE		18000	0	0
Medtronic Inc.			COM		585055106	 287	 5095	SH		SOLE		 5095	0	0
Merck & Co.			COM		589331107	 597	11550	SH		SOLE		11550	0	0
Morgan Stanley			COM		617446448	1563	24815	SH		SOLE		24815	0	0
Motorola, Inc.			COM		620076109	1867	100760	SH		SOLE		100760	0	0
Nam Tai Electronics, Inc.	COM PAR		629865205	 346	27500	SH		SOLE		27500	0	0
Nasdaq Stock Market, Inc.	COM		631103108	2479	65795	SH		SOLE		65795	0	0
Nice Systems, Ltd.		SPON ADR	653656108	 269	 7500	SH		SOLE		 7500	0	0
Oil Service Holders Trust	DEPO RCPT	678002106	2052	10700	SH		SOLE		10700	0	0
Omnicare Cap Trust II 4% P	PFD B TR	68214Q200	 347	 7700	SH		SOLE		 7700	0	0
Penn Virginia Resource Partner	COM		707884102	 455	16600	SH		SOLE		16600	0	0
Penn West Energy Trust		TR UNIT		707885109	 636	20480	SH		SOLE		20480	0	0
Pepsico, Inc.			COM		713448108	2460	33575	SH		SOLE		33575	0	0
Plum Creek Timber Company Inc	COM		729251108	 739	16500	SH		SOLE		16500	0	0
PPG Industries, Inc.		COM		693506107	 756	10000	SH		SOLE		10000	0	0
Rayonier Inc.			COM		754907103	 908	18900	SH		SOLE		18900	0	0
Royal Bank of Scotland Group P	SPON ADR	780097788	 222	10500	SH		SOLE		10500	0	0
S&P MidCap 400 Index SPDR	UNIT SER 1	595635103	1024	 6369	SH		SOLE		 6369	0	0
Sasol Limited			SPON ADR	803866300	1162	27025	SH		SOLE		27025	0	0
Schlumberger Ltd.		COM		806857108	2457	23400	SH		SOLE		23400	0	0
Seagate Technology		SHS		G7945J104	2088	81625	SH		SOLE		81625	0	0
Southern Peru Copper Corporati	COM		84265V105	 935	 7550	SH		SOLE		 7550	0	0
Taiwan Semiconductor Manufactu	SPON ADR	874039100	 197	19494	SH		SOLE		19494	0	0
Telecom Corp of New Zealand	SPON ADR	879278208	 748	44088	SH		SOLE		44088	0	0
United Technologies Corp.	COM		913017109	2406	29900	SH		SOLE		29900	0	0
Verizon Communications		COM		92343V104	3056	69022	SH		SOLE		69022	0	0
Vulcan Materials Company	COM		929160109	 644	 7225	SH		SOLE		 7225	0	0
Waste Management, Inc.		COM		94106L109	2156	57135	SH		SOLE		57135	0	0